DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

September 6, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 511 to the Registration Statement on Form N-1A of Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (to be renamed Xtrackers MSCI Emerging Markets Climate Selection ETF) (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 511 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective 60 days after filing (November 5, 2024). No fees are required in connection with this filing.

The Amendment is being filed for the Fund principally to reflect: (i) a new Fund name; (ii) a new Fund investment objective; and (iii) a new Fund underlying index. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on December 20, 2023 in Post-Effective Amendment No. 504 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011 / jim.wall@dws.com.

Sincerely yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.